CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance cost paid net	¥ 69,498
Supplemental disclosure of cash flow information
Income taxes paid	991,360	$ 151,933	¥ 1,422,322	¥ 893,202
Interest expense paid	34,617	$ 5,305		780
Supplemental disclosure on non-cash investing and financing activities:
Payables for repurchasing the ordinary shares	0		0	24,146
Payable for dividends	11,198		1,629	1,699
Payables for purchase of property and equipment	¥ 1,645,893		¥ 1,076,935	¥ 973,620